Organization and description of business (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2016	Dec. 28, 2015	Dec. 31, 2016	Aug. 10, 2016	Jan. 19, 2016	Dec. 31, 2015
Noncontrolling Interest, Ownership Percentage by Parents		100.00%
Payments to Acquire Businesses, Gross		$ 52.0	$ 11.0
Business Combination Consideration Transferred	1,162,305 post-split shares	consideration of $52 million in the form of cash, plus up to 19.9% or 3.4 million newly issued ordinary shares (the Shares) of the Company
Common Stock Shares Authorized			50,000,000	12,500,000		50,000,000
Common stock, par value			$ 0.004		$ 0.004	$ 0.004